Transfers of Financial Assets Not Qualifying for Derecognition	12 Months Ended
Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfers of Financial Assets Not Qualifying for Derecognition	15. TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION
The Santander UK group enters into transactions in the normal course of business by which it transfers recognised financial assets directly to third parties or to structured entities. These transfers may give rise to the full or partial derecognition of those financial assets. Transferred financial assets that do not qualify for derecognition consist of (i) securities held by counterparties as collateral under repurchase agreements, (ii) securities lent under securities lending agreements, and (iii) loans that have been securitised under arrangements by which the Santander UK group retains a continuing involvement in such transferred assets.
As a result of these sale and repurchase and securities lending transactions, the Santander UK group is unable to use, sell or pledge the transferred assets for the duration of the transaction. The Santander UK group remains exposed to interest rate risk and credit risk on these pledged instruments. The counterparty’s recourse is not limited to the transferred assets.
The Santander UK group securitisation transfers do not qualify for derecognition. The Santander UK group remains exposed to credit risks arising from the mortgage loans or credit agreements and has retained control of the transferred assets. Circumstances in which the Santander UK group has continuing involvement in the transferred assets may include retention of servicing rights over the transferred assets (the servicing fee in respect of which is dependent on the amount or timing of the cash flows collected from, or the non-performance of, the transferred assets), entering into a derivative transaction with the securitisation vehicle, retaining an interest in the securitisation vehicle or providing a cash reserve fund. Where the Santander UK group has continuing involvement, it continues to recognise the transferred assets to the extent of its continuing involvement and recognises an associated liability. The net carrying amount of the transferred assets and associated liabilities reflects the rights and obligations that the Santander UK group has retained.
The following table analyses the carrying amount of financial assets that did not qualify for derecognition and their associated financial liabilities:

				Group
	2023		2022
	Assets	Liabilities	Assets	Liabilities
Nature of transaction	£m	£m	£m	£m
Sale and repurchase agreements	14	(14)	120	(128)
Securities lending agreements	3,136	(2,735)	2,871	(2,509)
Securitisations (See Notes 14 and 26)	6,047	(2,769)	3,680	(897)
	9,197	(5,518)	6,671	(3,534)